Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Summary of Useful Lives of Property and Equipment

The useful lives of property and equipment are as follows:

Capitalized software development costs	3 years
Office equipment	3 years
Furniture and fixtures	5 years
Software	3 years
Leasehold improvements	Shorter of 5 years or remaining lease term

Useful Lives of Intangible Assets	The useful lives of the intangible assets are as follows:

Developed technology	3 years
Customer relationship	5 years
Trade names	2 years
Patents	20 years
Trademarks	indefinite